Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 0.4%
Nemak SAB de CV(a)(b)	46,525,061	$9,049,168

Banks — 16.3%
Banco del Bajio SA(a)	8,678,179	29,988,603
Grupo Financiero Banorte SAB de CV, Class O	22,573,969	214,703,173
Grupo Financiero Inbursa SAB de CV, Class O(b)	21,351,647	57,373,152
Regional SAB de CV	2,894,192	25,130,249
		327,195,177
Beverages — 13.5%
Arca Continental SAB de CV	5,438,983	55,478,171
Coca-Cola Femsa SAB de CV	2,480,644	23,146,244
Fomento Economico Mexicano SAB de CV	16,754,363	192,107,611
		270,732,026
Building Products — 0.4%
Grupo Rotoplas SAB de CV(c)	4,510,102	7,743,452

Capital Markets — 0.6%
Bolsa Mexicana de Valores SAB de CV	6,516,354	11,944,633

Chemicals — 1.4%
Alpek SAB de CV(b)(c)	9,290,599	8,016,643
Orbia Advance Corp. SAB de CV	12,049,424	19,643,831
		27,660,474
Construction Materials — 5.7%
Cemex SAB de CV, NVS(b)	121,511,240	91,456,608
GCC SAB de CV	2,025,173	22,073,807
		113,530,415
Consumer Finance — 1.1%
Gentera SAB de CV	13,721,172	21,293,635

Consumer Staples Distribution & Retail — 8.9%
La Comer SAB de CV(c)	5,893,017	13,184,742
Wal-Mart de Mexico SAB de CV	44,299,510	166,555,609
		179,740,351
Diversified REITs — 2.6%
Concentradora Fibra Danhos SA de CV	6,547,913	8,147,022
Fibra Uno Administracion SA de CV	30,983,629	44,229,717
		52,376,739
Diversified Telecommunication Services — 0.8%
Operadora De Sites Mexicanos SAB de CV	16,150,113	16,819,762

Food Products — 4.7%
Gruma SAB de CV, Class B	2,130,033	41,341,459
Grupo Bimbo SAB de CV, Series A	13,850,899	52,157,719
		93,499,178
Ground Transportation — 0.5%
Grupo Traxion SAB de CV, Class A(a)(b)(c)	5,791,963	10,207,155

Hotels, Restaurants & Leisure — 1.2%
Alsea SAB de CV	6,292,958	25,043,499

Household Products — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	16,801,887	35,244,697

Industrial Conglomerates — 3.6%
Alfa SAB de CV, Class A	36,438,575	25,342,598
Grupo Carso SAB de CV, Series A1	5,994,155	46,302,652
		71,645,250
Industrial REITs — 3.8%
FIBRA Macquarie Mexico(a)(c)	10,115,010	18,952,416
Prologis Property Mexico SA de CV	8,746,481	35,596,293
Security	Shares	Value

Industrial REITs (continued)
TF Administradora Industrial S de Real de CV	9,256,332	$20,856,958
		75,405,667
Insurance — 1.5%
Qualitas Controladora SAB de CV	2,378,536	30,656,780

Media — 1.8%
Grupo Televisa SAB, CPO	27,072,641	17,727,701
Megacable Holdings SAB de CV, CPO	5,773,120	18,217,832
		35,945,533
Metals & Mining — 9.2%
Grupo Mexico SAB de CV, Series B	24,346,215	150,498,396
Industrias Penoles SAB de CV(b)	2,205,984	34,912,965
		185,411,361
Passenger Airlines — 0.6%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(b)(c)	15,042,957	12,022,662

Pharmaceuticals — 0.6%
Genomma Lab Internacional SAB de CV, Class B	11,924,334	12,489,047

Real Estate Management & Development — 1.7%
Corp Inmobiliaria Vesta SAB de CV	9,599,490	33,392,974

Transportation Infrastructure — 9.7%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	3,186,113	32,524,962
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,789,500	71,300,627
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,923,158	64,673,151
Promotora y Operadora de Infraestructura SAB de CV	2,460,039	27,008,014
		195,506,754
Wireless Telecommunication Services — 7.1%
America Movil SAB de CV	154,159,487	142,833,651

Total Long-Term Investments — 99.5%
(Cost: $2,161,842,373)		1,997,390,040

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	6,655,690	6,657,687
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	930,000	930,000

Total Short-Term Securities — 0.4%
(Cost: $7,585,114)		7,587,687

Total Investments — 99.9%
(Cost: $2,169,427,487)		2,004,977,727

Other Assets Less Liabilities — 0.1%		2,757,039

Net Assets — 100.0%		$2,007,734,766

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,074,705	$—		$(9,418,050	)(a)	$3,222	$(2,190)	$6,657,687	6,655,690	$123,692	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	260,000	(a)	—		—	—	930,000	930,000	54,794		—
						$3,222	$(2,190)	$7,587,687		$178,486		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	182	06/21/24	$5,941	$(186,739)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,997,390,040	$—	$—	$1,997,390,040

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$7,587,687	$—	$—	$7,587,687
	$2,004,977,727	$—	$—	$2,004,977,727
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(186,739)	$—	$—	$(186,739)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

3